CONVERTIBLE PROMISSORY NOTES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Integer	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Interest expense	$ 433,830		$ 1,582,184	$ 121,572
on April 23, 2018 [Member]
Repayment of convertible note	$ 250,000
Convertible promissory notes description	Two Notes totaling $500,000 are currently being negotiated to either extend the maturity date, be repaid or be converted into common stock of Company.
On April 15, 2018 [Member]
Extend maturity date	May 31, 2018
Convertible promissory note [Member]
Amortization of discount	$ 147,608	$ 0	1,170,873	0
Interest expense	111,008	0	$ 84,161	$ 0
Debt default amount	$ 1,700,000
Number of convertible notes in dafault | Integer	8
Convertible Promissory Notes One [Member]
Amortization of discount	$ 303,174	$ 0